Annual Total Returns- Vanguard Information Technology Index Fund (Retail) [BarChart] - Retail - Vanguard Information Technology Index Fund - Admiral Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.72%	0.53%	14.04%	30.93%	18.05%	5.03%	13.75%	37.07%	2.52%	48.71%